Loans Receivable, Net (Tables)	12 Months Ended
Sep. 30, 2024
Loans Receivable, Net [Abstract]
Schedule of Loans Receivable Net	Loans receivable, net consisted of the following:
	As of September 30,
	2024	2023
	US$	US$
Wuyuan Yangyang Culture Media Studio(a)	$—	$287,829
Less: allowance for doubtful accounts	—	—
Total loans receivable, net – current	$—	$287,829
Wuyuan Yangyang Culture Media Studio(a)	$—	$—
Pingnan Motian Culture Media Studio(b)	—	438,596
Hanning Jin(c)	9,262	8,909
	$9,262	$447,505
Less: allowance for doubtful accounts	9,262	—
Total loans receivable, net – non-current	$—	$447,505
Total loans receivable, net	$—	$735,334

(a)

On June 28, 2020, Global Mofy China entered into a loan agreement with a third party, Wuyuan Yangyang Culture Media Studio (“Yangyang”) to lend $712,854 (or RMB 4,840,000) for its working capital needs with a fixed interest rate of 5.2% per annum. The amount of $356,427 (or RMB 2,420,000) of the loan was due on December 31, 2020. The remaining amount of $356,427 (or RMB 2,420,000) of the loan was due on June 28, 2022. A total of $363,162 (or RMB 2,340,000) of the loan was collected in January 2021. A total of $63,098 (or RMB 400,000) of the loan was collected in November 2021. On June 28, 2022, Global Mofy China renewed the loan agreement with Yangyang to extend the loan term of the loan receivable balance of $295,213 (or RMB 2,100,000) for its working capital needs for one year and interest rate remained the original fixed rate of 5.2% per annum. On June 28, 2023, Global Mofy China renewed the loan with Yangyang for one year at an annual rate of 5.2%. Global Mofy China recovered the principal and interest on this loan on January 15, 2024, January 16, 2024 and January 17, 2024, respectively. As of September 30, 2024, Global Mofy China had settled the loan with Yangyang.

(b)	On October 20, 2020, Global Mofy China entered into a loan agreement with a third party, Pingnan Motian Culture Media Studio (“Pingnan”) to lend $496,632 (or RMB 3,200,000) for its working capital needs with a maturity date of October 20, 2022. The loan bores a fixed interest rate of 5.2% per annum. On October 20, 2022, Global Mofy China renewed the loan agreement with Pingnan to extend the loan term of the loan receivable balance of $449,849 (or RMB 3,200,000) for its working capital needs for one year and interest rate remained the original fixed rate of 5.2% per annum. On October 20, 2023, Global Mofy China renewed the loan with Pingnan for one year at an annual rate of 5.2%. Global Mofy China recovered the principal and interest on this loan on January 10, 2024, January 11, 2024，January 15, 2024 and January 16, 2024, respectively. As of September 30, 2024, Global Mofy China had settled the loan with Pingnan.
(c)	On January 14, 2021, Global Mofy China entered into an interest-free loan agreement with Hanning Jin, a third party individual, to lend $10,088 (or RMB 65,000) for working capital needs with a maturity date of January 14, 2023. On January 14, 2023, Global Mofy China renewed the interest-free loan agreement with Hanning Jin to extend the loan term of the loan receivable balance of $9,137 (or RMB 65,000) for its working capital needs for one year. In January 2024, Global Mofy China renewed the interest-free loan with Hanning Jin for one year. As of September 30, 2024, the Company believes that it is unable to recover the loan, so it has made a full provision for bad debts.